Document and Entity Information	Aug. 24, 2020
Cover [Abstract]
Entity Registrant Name	Riverview Financial Corp
Amendment Flag	false
Entity Central Index Key	0001590799
Document Type	8-K
Document Period End Date	Aug. 24, 2020
Entity Incorporation State Country Code	PA
Entity File Number	001-38627
Entity Tax Identification Number	38-3917371
Entity Address, Address Line One	3901 North Front Street
Entity Address, City or Town	Harrisburg
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	17110
City Area Code	(717)
Local Phone Number	827-4042
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock
Trading Symbol	RIVE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false